INVESTMENT PROPERTIES - Valuation of Investment Properties (Details) - Commercial properties	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Core Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.60%	6.50%
Terminal capitalization rate	5.30%	5.30%
Investment horizon (years)	11 years	11 years
Core Retail | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	6.90%	7.00%
Terminal capitalization rate	5.30%	5.30%
Investment horizon (years)	10 years	10 years
LP Investments - Office | Discounted cash flow
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Discount rate	9.50%	9.40%
Terminal capitalization rate	7.00%	7.00%
Investment horizon (years)	8 years	8 years
Multifamily, Triple Net Lease, Student Housing, Manufactured Housing | Direct capitalization
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Implied capitalization rate	3.90%	4.30%